Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Intangible Assets
The Company’s intangible assets were as follows, as at:

	January 31, 2026			January 31, 2025
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$179.6	$—	$179.6	$252.3	$—	$252.3
Trademarks	122.7	—	122.7	138.2	—	138.2
Software and licenses	389.7	215.8	173.9	344.2	174.5	169.7
Patents	47.5	28.8	18.7	45.7	12.1	33.6
Dealer networks	48.4	48.4	—	50.8	50.8	—
Customer relationships	34.7	34.7	—	37.3	27.3	10.0
Total	$822.6	$327.7	$494.9	$868.5	$264.7	$603.8

Summary of Changes in Company's Intangible Assets
The following table explains the changes in intangible assets during the year ended January 31, 2026:

	Carrying amount as at January 31, 2025	Additions [c]	Business combinations (Note 5)	Depreciation [d]	Impairment [e]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2026
Goodwill	$252.3	$—	$22.3	$—	$(95.0)	$—	$179.6 [a]
Trademarks	138.2	—	—	—	(15.5)	—	122.7 [b]
Software and licenses	169.7	43.5	0.3	(35.2)	(5.8)	1.4	173.9
Patents	33.6	—	—	(4.3)	(12.4)	1.8	18.7
Customer relationships	10.0	—	—	(1.2)	(8.8)	—	—
Total	$603.8	$43.5	$22.6	$(40.7)	$(137.5)	$3.2	$494.9
[a]
The goodwill is mainly related to the acquisition of the recreational products business from Bombardier Inc. in 2003.
[b]
The trademarks are related to Snowmobile and Sea-Doo following the acquisition of the recreational products business from Bombardier Inc. in 2003.
[c]
Government assistance of $nil million has been recorded against the additions.
[d]
An amount of $10.9 million is included in cost of sales.
[e]
Impairment charges are related to the light mobility CGU, EV assets (Note 25) and other assets from discontinued operations (Note 32).

The following table explains the changes in intangible assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [c]	Depreciation [d]	Impairment [e]	Assets held for sale (Note 32)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Goodwill	$252.3	$—	$—	$—	$—	$—	$252.3 [a]
Trademarks	164.6	—	—	(8.9)	(18.6)	1.1	138.2 [b]
Software and licenses	173.6	28.2	(31.8)	(2.0)	—	1.7	169.7
Patents	40.2	—	(4.4)	—	—	(2.2)	33.6
Dealer networks	23.0	—	(1.7)	(3.8)	(18.3)	0.8	—
Customer relationships	11.4	—	(1.3)	—	—	(0.1)	10.0
Total	$665.1	$28.2	$(39.2)	$(14.7)	$(36.9)	$1.3	$603.8
[a]
The goodwill is mainly related to the acquisition of the recreational products business from Bombardier Inc. in 2003 and the acquisition of Pinion that occurred in 2022.
[b]
The trademarks are related to Snowmobile, Sea-Doo and Pinion, following business acquisitions.
[
c
]
Government assistance of $1.6
million
has been recorded against the additions.
[
d
]
An amount of $8.5 million included in cost of sales.
[e]
Impairment charges are related to unutilized assets (Note 25) and Marine businesses assets held for sale (Note 32).